Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0002012706
Registrant Name	Sunrise Realty Trust, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES